ACQUISITIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets Acquired
Contingent payment	$ 94,000		$ 94,000
Cash	4,019,000
Transaction costs	618,000
Note payable and other obligations	12,380,000		265,000
Fair value of subordinate voting shares	44,085,000		117,000
Total consideration	61,196,000	$ 1,704,000	476,000
Inventories	3,306,000		6,000
Accounts receivable - net	1,312,000
Other tangible assets	16,489,000
Intangible assets - brands and tradenames	37,483,000		184,000
Intangible assets - technology and know-how	3,336,000		286,000
Fair value of net assets acquired	61,196,000		476,000
Total identifiable net assets			476
Liabilities Assumed
Payables and other liabilities	(730,000)
LowellFarmService [Member]
Assets Acquired
Contingent payment	0
Cash	0
Transaction costs	190,000
Note payable and other obligations	9,000,000
Fair value of subordinate voting shares	9,610,000
Total consideration	18,800,000
Inventories	0
Accounts receivable - net	0
Other tangible assets	15,750,000
Intangible assets - brands and tradenames	0
Intangible assets - technology and know-how	3,050,000
Fair value of net assets acquired	18,800,000
Liabilities Assumed
Payables and other liabilities	0
Kaizen Inc,
Assets Acquired
Contingent payment	50,000		50,000
Cash	0		0
Transaction costs	0		0
Note payable and other obligations	200,000		200,000
Fair value of subordinate voting shares	62,000		62,000
Total consideration	312,000		312,000
Inventories	0
Accounts receivable - net	0
Other tangible assets	0
Intangible assets - brands and tradenames	104,000		104,000
Intangible assets - technology and know-how	208,000		208,000
Fair value of net assets acquired	312,000		312,000
Total identifiable net assets			312
Liabilities Assumed
Payables and other liabilities	0
The Humble Flower Co.
Assets Acquired
Contingent payment	44,000		44,000
Cash	0
Transaction costs	0
Note payable and other obligations	65,000		65,000
Fair value of subordinate voting shares	55,000		55,000
Total consideration	164,000		164,000
Inventories	6,000		6,000
Accounts receivable - net	0
Other tangible assets	0
Intangible assets - brands and tradenames	80,000		80,000
Intangible assets - technology and know-how	78,000		78,000
Fair value of net assets acquired	164,000		164,000
Total identifiable net assets			164
Liabilities Assumed
Payables and other liabilities	0		$ 0
The Hacienda Company, LLC
Assets Acquired
Contingent payment	0
Cash	4,019,000
Transaction costs	428,000
Note payable and other obligations	3,115,000
Fair value of subordinate voting shares	34,358,000
Total consideration	41,920,000
Inventories	3,300,000
Accounts receivable - net	1,312,000
Other tangible assets	739,000
Intangible assets - brands and tradenames	37,299,000
Intangible assets - technology and know-how	0
Fair value of net assets acquired	41,920,000
Liabilities Assumed
Payables and other liabilities	$ (730,000)